Insurance technical provisions and pension plans (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans Life With Survival Coverage VGBL [Abstract]
At the beginning of the year	R$ 166,104,340	R$ 158,746,205
Receipt of premiums net of fees	25,561,500	23,715,609
Payment of benefits	(38,364)	(30,563)
Payment of redemptions	(20,446,664)	(21,008,985)
Adjustment for inflation and interest	10,996,312	8,017,088
Others	(5,680,340)	(3,335,014)
At the end of the year	R$ 176,496,784	R$ 166,104,340